Capital Stock (Details)		1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Apr. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jan. 14, 2022 USD ($)	Aug. 31, 2020 $ / shares shares
Capital Stock (Details) [Line Items]
Common stock, shares issued | shares			43,636,783	26,605,797
Common stock, shares outstanding | shares			43,636,783	26,605,797
Common shares | shares			1,507,000	720,085
Proceeds from issuance of shares (in Dollars)			$ 27,686,000
Equity issuance costs (in Dollars)			$ 1,361,000
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Price per warrant (in Dollars per share) | $ / shares			$ 0.01
Outstanding warrant			50.10%
Net gain on remeasurement (in Dollars)			$ 2,092	16,856
Preferred shares conversion basis		1
Repayments of debt (in Dollars)
Total proceeds (in Dollars)				$ 1,410,000
Commencing period			30 days
Common Stock [Member]
Capital Stock (Details) [Line Items]
Common shares | shares			1,507,000	720,085
Purchase common share | shares			1
Minimum [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Share price (in Dollars per share) | $ / shares			$ 18
Warrant [Member]
Capital Stock (Details) [Line Items]
Public warrants | shares			12,877,361
Total proceeds (in Dollars)			$ 38,000
Public warrants for holders | shares				410
Private Placement [Member]
Capital Stock (Details) [Line Items]
Private warrants | shares			4,900,000
Equity Distribution Agreement
Capital Stock (Details) [Line Items]
Sale of stock, authorized offering amount (in Dollars)					$ 50,000
At-the Market
Capital Stock (Details) [Line Items]
Sale of stock, number of shares issued/sold in transaction | shares			14,994,765
Sale of stock, consideration received on transaction (in Dollars)			$ 26,325
Proceeds from issuance of shares (in Dollars)			27,686
Equity issuance costs (in Dollars)			$ 1,361
Warrant [Member] | Minimum [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Trading days			20 days
Warrant [Member] | Maximum [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Trading days			30 days
Herbal Brands, Inc. [Member] | Rock Cliff [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 26.73
Exercise of the warrants shares | shares						63,597
Herbal Brands, Inc. [Member] | Herbal Brands Loan, non-revolving [Member]
Capital Stock (Details) [Line Items]
Repayments of debt (in Dollars)	$ 5,642
Herbal Brands, Inc. [Member] | Class C Convertible Preferred Shares [Member] | Rock Cliff [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 8.79
Exercise of the warrants shares | shares		193,402
Fair value of the warrants (in Dollars)		$ 717,000